SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred income from customers	$ 58,457	$ 68,053
Deferred income from government	5,233	5,233
Deferred Income	$ 63,690	$ 73,286